Changes in Provision for Product Warranties (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 226,038	¥ 233,979
Warranty claims paid during the period	(82,080)	(86,886)
Liabilities accrued for warranties issued during the period	84,920	79,520
Changes in liabilities for pre-existing warranties during the period	(3,550)	(3,571)
Foreign currency translation	(11,385)	2,996
Balance at end of year	¥ 213,943	¥ 226,038